Share-Based Payments - Narrative (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of terms and conditions of share-based payment arrangement [line items]
Number of shares on conversion (in shares)	1
Number of share options granted being used to pay tax by transferring the economic benefits (in shares)	20,823
Weighted average share price (in ISD per share)	$ 498.58	$ 456.80	$ 336.50
Weighted average remaining contractual life	5 years 10 months 20 days	5 years 10 months 24 days	6 years 2 months 12 days
Total share based payment expense	$ 147	$ 164	$ 120
Restricted stock units (RSUs)
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	25.00%
Total share based payment expense	$ 88	$ 69	$ 37
Employee stock option | Non-executive directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting period	3 years
Tranche one
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	33.00%
Tranche two
Disclosure of terms and conditions of share-based payment arrangement [line items]
Vesting percentage	4.16%